As filed with the Securities and Exchange Commission on July 26, 2002

                                                 Securities Act File No. 2-94935
                                            Investment Company File No. 811-4179

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         Pre-Effective Amendment No.                         [ ]
                                                     ---
                       Post-Effective Amendment No. 35                       [X]
                                                   ----

                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                                Amendment No. 37
                                             ---

                              CORTLAND TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)
                                600 Fifth Avenue
                          New York, New York 10020-2302
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 830-5200
                                                           --------------
                                 STEVEN W. DUFF
                            c/o Cortland Trust, Inc.
                                600 Fifth Avenue
                          New York, New York 10020-2302
                     (Name and Address of Agent for Service)


                          Copy to: Jules Buchwald, Esq.
                                   Kramer Levin Naftalis & Frankel LLP
                                   919 Third Avenue
                                   New York, N.Y. 10022
                                  (212) 715-7507

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):


  [ ]      immediately upon filing pursuant to paragraph (b)
  [ ]      on (date) pursuant to paragraph (b)
  [X]      60 days after filing pursuant to paragraph (a)
  [ ]      on (date) pursuant to paragraph (a) of Rule 485
  [ ]      75 days after filing pursuant to paragraph (a)(2)
  [ ]      on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This post-effective amendment to the registration statement of Cortland Trust, Inc. (the "Company") (File No. 2-94935) is not intended to amend either (a) the prospectuses and statement of additional information ("SAI") relating to Cortland Shares of the Company (effective date: July 27, 2001), or (b) the prospectuses and SAI (expected effective date: August 26, 2002) relating to Cortland General Money Market Fund - MetLife Money Market Fund Class and MetLife Premiere Money Market Fund Class.

CIBC WORLD MARKETS PRIMARY RESERVE FUND
CIBC WORLD MARKETS GOVERNMENT RESERVE FUND
CIBC WORLD MARKETS MUNICIPAL RESERVE FUND                       [CIBC's address]


Shares of Cortland Trust, Inc. -
Cortland General Money Market Fund
U.S. Government Fund
Municipal Money Market Fund

================================================================================
PROSPECTUS

September 23, 2002


Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. The Company consists of three series. This Prospectus relates exclusively to the CIBC World Markets shares (the "CIBC shares") of these series (collectively, the "Funds").


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


2    CIBC Primary Fund                                11     CIBC Municipal Fund
2    Risk/Return Summary: Investments,                11     Risk/Return Summary: Investments,
        Risks and Performance                                   Risks and Performance
4    Fee Table                                        13     Fee Table
5    Investment Objective, Principal Investment       14     Investment Objective, Principal Investment
        Strategies and Related Risks                            Strategies and Related Risks
7    CIBC Government Fund                             15     Principal Investment Strategies For All Funds
7    Risk/Return Summary: Investments,                18     Management, Organization and Capital
        Risks and Performance                                   Structure
9    Fee Table                                        18     Shareholder Information
10   Investment Objective, Principal Investment       21     Dividends and Taxes
        Strategies and Related Risks

--------------------------------------------------------------------------------

CIBC World Markets Primary Reserve Fund Shares of
Cortland General Money Market Fund ("CIBC Primary Fund")


RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------
    The CIBC Primary Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.


Principal Investment Strategies
--------------------------------------------------------------------------------

    The CIBC Primary Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

    The CIBC Primary Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.


Principal Risks
--------------------------------------------------------------------------------

o Although the CIBC Primary Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the CIBC Primary Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the CIBC Primary Fund's investments would decline in value.

o The CIBC Primary Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.


Risk/Return Bar Chart
--------------------------------------------------------------------------------

    The following bar chart and table provide information on the General shares of the Cortland General Money Market Fund (the "Cortland General Fund") and may assist you in your decision to invest in the Fund. The bar chart shows how the General Shares' annual returns have changed over the last ten calendar years. The table shows the General Shares' average annual returns for the last one, five and ten year periods and since inception. While analyzing this information, please note that the General Shares' past performance is not an indicator of how either the Cortland General Fund or the CIBC Primary Fund will perform in the future. Moreover, the performance figures in the bar chart are based upon the General Shares' expenses, which are different from the CIBC Primary Fund's expenses. The CIBC Primary Fund's current 7-day yield may be obtained by calling toll-free at [1-800-221-3079.]

Cortland General Fund - General Shares (1),(2),(3),(4)

[GRAPHIC OMITTED]

CALENDAR YEAR END        % TOTAL RETURN


2001                     3.39%
2000                     5.58%
1999                     4.38%
1998                     4.71%
1997                     4.71%
1996                     4.53%
1995                     5.05%
1994                     3.31%
1993                     2.55%
1992                     3.16%


(1) The chart shows returns for the General Shares of the Cortland General Fund (which are not offered by this Prospectus) since, as of December 31, 2001, there were no shares of the CIBC Primary Fund issued. All classes of the Cortland General Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. If the expenses of the CIBC Primary Fund are higher than the General Shares, then your returns will be lower.

(2) The General Shares' highest quarterly return was 1.43% for the quarter ended September 30, 2000; the lowest quarterly return was 0.43% for the quarter ended December 31, 2001.

(3) [CIBC World Markets Corp. may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the CIBC Primary Fund directly.]


(4)    The General Shares' year-to-date return as of 6/30/02 was____%.



Average Annual Total Returns - General Shares
For the periods ended December 31, 2001


One Year                                                3.39%
Five Years                                              4.55%
Ten Years                                               4.13%
Since Inception*                                        5.25%

    * Inception date is May 9, 1985 for the General Shares.

                                    FEE TABLE
--------------------------------------------------------------------------------

   This table describes the fees and expenses that you may pay if you buy and hold shares of the CIBC Primary Fund.


Shareholder Fees
----------------
(fees paid directly from your investment)

[Sales Charge (Load) Imposed on Purchases.........            None]
[Wire Redemption Fee..............................         $_____*]

*  There is a $____  fee for all wire redemptions of less than $_________.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)


                                                  CIBC Primary Fund
                                                  -----------------

Management Fees                                        0.73%
Distribution and Service (12b-1) Fees                  0.50%
Other Expenses*                                        0.02%
                                                       -----
Total Annual Fund Operating Expenses                   1.25%
                                                       =====

* Estimated because there were no shares of the CIBC Primary Fund issued during the fiscal year ended March 31, 2002.


Example
-------


This Example is intended to help you compare the cost of investing in the CIBC Primary Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the CIBC Primary Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year           3 Years

     CIBC Primary Fund            $127             $397

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------
    The CIBC Primary Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.


Principal Investment Strategies
--------------------------------------------------------------------------------

    The CIBC Primary Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

    The CIBC Primary Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the FDIC or (b) those issued by banks that, at the date of their latest public reporting, have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board") of Cortland Trust, Inc. ("Cortland"), a series of which includes the Fund, believes present minimal credit risk.

    The CIBC Primary Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its Fund's total assets at the time of purchase.

    The CIBC Primary Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.

Principal Risks
--------------------------------------------------------------------------------

    The CIBC Primary Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

    However, the CIBC Primary Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.

    Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the CIBC Primary Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.

    In addition, the CIBC Primary Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

    Investors should also note that the CIBC Primary Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

CIBC World Markets Government Reserve Fund Shares of
 U.S. Government Fund ("CIBC Government Fund")


RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------

     The CIBC Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies
--------------------------------------------------------------------------------

     Under normal market circumstances, the CIBC Government Fund will invest at least 80% of its net assets in short-term marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (U.S. Government Obligations"). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.


    The CIBC Government Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.


Principal Risks
--------------------------------------------------------------------------------

o Although the CIBC Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the CIBC Government Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

o The CIBC Government Fund is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Risk/Return Bar Chart
--------------------------------------------------------------------------------

    The following bar chart and table provide information on the Cortland shares (the "Government Shares") of the U.S. Government Fund and may assist you in your decision to invest in the CIBC Government Fund. The bar chart shows how the Government Shares' annual returns have changed over the last ten calendar years. The table shows the Government Shares' average annual returns for the last one, five and ten year periods and since inception. While analyzing this information, please note that the Government Shares past performance is not an indicator of how either the U.S. Government Fund or the CIBC Government Fund will perform in the future. Moreover, the performance figures in the bar chart are based upon the Government Shares' expenses, which are different from the CIBC Government Fund's expenses. The CIBC Government Fund's current 7-day yield may be obtained by calling toll-free at [1-800-221-3079.]

U.S. Government Fund - Government Shares (1),(2),(3),(4)

[GRAPHIC OMITTED]

CALENDAR YEAR END        % TOTAL RETURN


2001                     3.17%
2000                     5.37%
1999                     4.13%
1998                     4.52%
1997                     4.54%
1996                     4.39%
1995                     4.90%
1994                     3.27%
1993                     2.56%
1992                     3.18%



(1) The chart shows returns for the Government Shares of the U.S. Government Fund (which are not offered by this Prospectus) since, as of December 31, 2001, there were no shares of the CIBC Government Fund issued. All classes of the U.S. Government Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. If the expenses of the CIBC Government Fund are higher than the Government Shares, then your returns will be lower.

(2) The Government Shares' highest quarterly return was 1.39% for the quarter ended December 31, 2000; the lowest quarterly return was 0.38% for the quarter ended December 31, 2001.

(3) [CIBC World Markets Corp. may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the CIBC Government Fund directly.]

(4)  The Government Shares' year-to-date return as of 6/30/02 was ___%.


Average Annual Total Returns - Government Shares
For the periods ended December 31, 2001


One Year                                            3.17%
Five Years                                          4.34%
Ten Years                                           4.00%
Since Inception*                                    4.99%

  * Inception date is May 9, 1985 for the Government Shares.

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the CIBC Government Fund.

  Shareholder Fees
  ----------------
  (fees paid directly from your investment)

  [Sales Charge (Load) Imposed on Purchases.........            None]
  [Wire Redemption Fee..............................         $_____*]

  *  There is a $____  fee for all wire redemptions of less than $_________.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                                 CIBC Government Fund
                                                 --------------------


Management Fees                                         0.73%
Distribution and Service (12b-1) Fees                   0.50%
Other Expenses*                                         0.02%
                                                        -----
Total Annual Fund Operating Expenses                    1.25%
                                                        =====

* Estimated because there were no shares of the CIBC Government Fund issued during the fiscal year ended March 31, 2002.

Example
-------

This Example is intended to help you compare the cost of investing in the CIBC Government Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the CIBC Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year           3 Years

  CIBC Government Fund            $127             $397

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------

     The CIBC Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies
--------------------------------------------------------------------------------

    Under normal market circumstances, the CIBC Government Fund will invest at least 80% of its net assets in short-term "U.S. Government Obligations." U.S. Government Obligations, which consist of marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in Agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Board is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.


Principal Risks
--------------------------------------------------------------------------------

    The CIBC Government Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

    However, the CIBC Government Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of U.S. Government Obligations.

    Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the CIBC Government Fund's investment. Moreover, changes in interest rates may be caused by various economic factors or political events.

    In addition, the CIBC Government Fund is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

CIBC World Markets Municipal Reserve Fund Shares of
Municipal Money Market Fund ("CIBC Municipal Fund")


RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------

    The CIBC Municipal Fund seeks to provide its investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies
--------------------------------------------------------------------------------

    The CIBC Municipal Fund intends to achieve its investment objective by investing principally in short-term, high quality, debt obligations issued by states and municipal governments and their authorities, agencies and political subdivisions ("Municipal Securities").

    The CIBC Municipal Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

Principal Risks
--------------------------------------------------------------------------------

o Although the CIBC Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates will cause the prices of the Fund's securities to decrease.

o An investment in the CIBC Municipal Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the CIBC Municipal Fund's investments would decline in value.

Risk/Return Bar Chart
--------------------------------------------------------------------------------

    The following bar chart and table provide information on the Cortland shares (the "Municipal Shares") of the Municipal Money Market Fund and may assist you in your decision to invest in the CIBC Municipal Fund. The bar chart shows how the Municipal Shares' annual returns have changed over the last ten calendar years. The table shows the Municipal Shares' average annual returns for the last one, five and ten year periods and since inception. While analyzing this information, please note that the Municipal Shares' past performance is not an indicator of how either the Municipal Money Market Fund or the CIBC Municipal Fund will perform in the future. Moreover, the performance figures in the bar chart are based upon the Municipal Shares' expenses, which are different from the CIBC Municipal Fund's expenses. The CIBC Municipal Fund's current 7-day yield may be obtained by calling toll-free at [1-800-221-3079.]

Municipal Money Market Fund - Municipal Shares (1),(2),(3),(4)

[GRAPHIC OMITTED]

CALENDAR YEAR END        % TOTAL RETURN

2001                     1.97%
2000                     3.22%
1999                     2.44%
1998                     2.64%
1997                     2.82%
1996                     2.70%
1995                     3.18%
1994                     2.24%
1993                     1.85%
1992                     2.48%


(1) The chart shows returns for the Municipal Shares of the Municipal Money Market Fund (which are not offered by this Prospectus) since, as of December 31, 2001, there were no shares of the CIBC Municipal Fund issued. All classes of the Cortland Municipal Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. If the expenses of the CIBC Municipal Fund are higher than the Municipal Shares, then your returns will be lower.

(2) The Municipal Shares' highest quarterly return was 0.85% for the quarter ended June 30, 2000; the lowest quarterly return was 0.27% for the quarter ended December 31, 2001.

(3) [CIBC World Markets Corp. may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the CIBC Municipal Fund directly.]

(4)  The Municipal Shares' year-to-date return as of 6/30/02 was ____%.


Average Annual Total Returns - Municipal Shares
 For the periods ended December 31, 2001


 One Year                                               1.97%
 Five Years                                             2.62%
 Ten Years                                              2.55%
 Since Inception*                                       3.39%

     * Inception date is June 10, 1985 for the Municipal Shares.

                                    FEE TABLE
--------------------------------------------------------------------------------
  This table describes the fees and expenses that you may pay if you buy and hold shares of the CIBC Municipal Fund.

Shareholder Fees
----------------
(fees paid directly from your investment)

[Sales Charge (Load) Imposed on Purchases.........            None]
[Wire Redemption Fee..............................         $_____*]
*  There is a $____  fee for all wire redemptions of less than $_________.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                                          CIBC Municipal Fund
                                                          -------------------

Management Fees                                                0.73%
Distribution and Service (12b-1) Fees                          0.50%
Other Expenses*                                                0.02%
                                                               -----
Total Annual Fund Operating Expenses                           1.25%
                                                               =====


* Estimated because there were no shares of the CIBC Municipal Fund issued during the fiscal year ended March 31, 2002.

Example
-------

This Example is intended to help you compare the cost of investing in the CIBC Municipal Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the CIBC Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year           3 Years

      CIBC Municipal Fund          $127             $397

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------

    The CIBC Municipal Fund's investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies
--------------------------------------------------------------------------------

    The CIBC Municipal Fund will invest primarily (i.e., at least 80%) in short-term, high quality, tax-exempt, Municipal Securities.

    The CIBC Municipal Fund will invest in Municipal Securities that include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

    The CIBC Municipal Fund also may purchase any Municipal Security that depends on the credit of the U.S. Government and may invest in Municipal Securities that are not rated if, in the opinion of the Manager, and in accordance with procedures established by the Board, such securities possess creditworthiness comparable to those rated obligations in which the Fund may invest. The Fund may, from time to time, on a temporary or defensive basis, invest in short-term, high quality U.S. Government Obligations, Money Market Obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the Fund to invest only in securities the interest on which is tax-exempt. The Fund will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the Fund that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. The Fund may from time to time hold cash reserves.

    The CIBC Municipal Fund's Manager considers the following factors when buying and selling securities for the portfolio: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

    In order to maintain a share price of $1.00, the CIBC Municipal Fund must comply with certain federal regulations, which include requirements pertaining to the maturity and credit quality of the securities in which the Fund may invest. The Fund only invests in securities that have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, is 90 days or less.

    The CIBC Municipal Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs"), or are unrated securities that have been determined, by the Manager, to be of comparable quality.

    Subsequent to its purchase by the CIBC Municipal Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board shall reassess the security's credit risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board is subsequently notified of the Manager's actions.


    Although the CIBC Municipal Fund will attempt to invest 100% of its total assets in Municipal Securities, the Fund reserves the right to invest up to 20% of its total assets in taxable securities whose interest income is subject to regular federal, state and local income tax, as well as the federal alternative minimum tax. The kinds of taxable securities in which the Fund may invest are limited to specific types of short-term, fixed income securities.


    As a temporary defensive measure the CIBC Municipal Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by the Manager. Such a temporary defensive position may prevent the Fund from achieving its investment objective.

Principal Risks
--------------------------------------------------------------------------------

    The CIBC Municipal Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

    However, the CIBC Municipal Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Municipal Securities.

    Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the CIBC Municipal Fund's investment. Moreover, changes in interest rates may be caused by various economic factors or political events.

    In addition, the CIBC Municipal Fund is exposed to the credit risk of the institutions that issue Municipal Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Principal Investment Strategies For All Funds
--------------------------------------------------------------------------------

    The CIBC Primary Fund, CIBC Government Fund, and CIBC Municipal Fund (each, a "Fund," collectively, the "Funds") will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Funds may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.

    Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. A Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

    Each Fund invests in high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

    The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Funds invest fluctuate based upon interest rates, the financial stability of the issuers and market factors.

    The Company may enter into the following arrangements with respect to all three Funds.

    Repurchase Agreements. Under a repurchase agreement, the purchaser (for example, one of the Funds) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from that Fund on demand and the effective interest rate is negotiated on a daily basis.

    In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

    Securities purchased pursuant to a repurchase agreement are held by a Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. A Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.

    Reverse Repurchase Agreements. A Fund may also enter into reverse repurchase agreements, which involve the sale by a Fund of a portfolio security at an agreed upon price, date and interest payment. A Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. A Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.

    Delayed Delivery and When-Issued Securities. Delayed delivery agreements are commitments by a Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

    Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.

    If a Fund enters into a delayed delivery agreement or purchases a when-issued security, that Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase a Fund's exposure to market fluctuation; may increase the possibility that the CIBC Municipal Fund will incur a short-term gain subject to federal taxation; or may increase the possibility that a Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Funds will employ techniques designed to minimize these risks.


    No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Fund's net assets would become so committed. The Funds will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.


    Stand-By Commitments. The CIBC Municipal Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the CIBC Municipal Fund's option, at a specified price. Stand-by Commitments are also sometimes known as "puts." The CIBC Municipal Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition or exercisability of a Stand-by Commitment by the CIBC Municipal Fund will not affect the valuation or the average weighted maturity of its underlying portfolio securities. See "Investment Programs and Restrictions - Stand-by Commitments" in the SAI for additional information with respect to Stand-by Commitments.

                                      * * *

    Consistent with the objective of stability of principal, each Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, each Fund invests in debt securities having remaining maturities of 397 days or less and maintain a weighted average maturity of 90 days or less. However, there can be no assurance that a Fund's net asset value per share of $1.00 will be maintained.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

    The Funds' investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of August 30, 2002, the Manager was the investment manager, advisor or sub-adviser with respect to assets aggregating in excess of $____ billion. The Manager has been an investment adviser since 1970 and currently is manager of seventeen other registered investment companies, of which it acts as administrator for thirteen. The Manager also advises pension trusts, profit-sharing trusts and endowments.

    Pursuant to the Investment Management Contract, the Manager manages each Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.

    The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .750% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2002, the Company paid the Manager fees that represented 0.76% of the Cortland General Fund's average daily net assets, 0.76% of the U.S. Government Fund's average daily net assets and 0.76% of the Municipal Money Market Fund's average daily net assets, respectively, on an annualized basis.

SHAREHOLDER INFORMATION

     Each Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in the Funds are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from CIBC World Markets Corp.

Purchase and Redemption of Shares
--------------------------------------------------------------------------------

    Only the shares of the Fund are offered through this Prospectus. All Fund shares are held in an omnibus account at the Company through CIBC World Markets Corp., which will maintain individual investor accounts.

    There is no minimum initial or subsequent investment for Fund shares.


Initial Investments (Purchases)
--------------------------------------------------------------------------------

     Contact your [CIBC] Account Executive to arrange for an initial investment in a Fund. You may use a Fund either as the money market fund tied to your [CIBC] securities account through [CIBC World Markets'] sweep service or as an additional investment position held in your securities account.

     The "sweep" means that cash is automatically invested in a Fund when the cash becomes available in your [CIBC] securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week. The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.


Subsequent Investments (Purchases)
--------------------------------------------------------------------------------

     Mail or deliver your check, payable to CIBC World Markets, to your [CIBC] Account Executive. Please write your securities account number and the Fund name on the check. If you wish to make an investment by sending a wire from your bank, contact your [CIBC] Account executive to obtain wiring instructions.

General Information on Purchases
--------------------------------------------------------------------------------

    CIBC Shares of the Funds may be purchased through CIBC World Markets Corp., (insert address). Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

    An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order. Net asset value is normally determined at 12 noon Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 12 noon Eastern time; otherwise, the purchase of shares will occur the following business day. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.

    Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

Withdrawals (Redemptions)
--------------------------------------------------------------------------------

    For withdrawals other than those automatically activated by the sweep, please instruct your [CIBC] Account Executive as to the withdrawal amount and the delivery of the proceeds.


General Information on Redemptions
--------------------------------------------------------------------------------

    You may redeem your shares, in whole or in part, on any day on which a Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 12 noon Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 12 noon Eastern time, the redemption will be made on the next business day.


Distributor
--------------------------------------------------------------------------------

    The Company, on behalf of each of its series, has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreements") with Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to plans of distribution (the "Plans") adopted pursuant to Rule 12b-1 under the 1940 Act and initially approved by the Board on [September 12, 2002], each of the Funds may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .50% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Funds, out of its past profits or from any other source available to the Distributor.

    The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

    As a result of Rule 12b-1 fees, a long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


DIVIDENDS AND TAXES

Dividends
--------------------------------------------------------------------------------

    It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.


Taxes
--------------------------------------------------------------------------------

    Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is each Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will each satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

    If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

    Distributions by the CIBC Municipal Fund of its tax-exempt interest income are designated as exempt-interest dividends, which are excludable from gross income for federal income tax purposes. However, shareholders are required to report the receipt of exempt-interest dividends, together with other tax-exempt interest, on their federal income tax returns. In addition, these exempt-interest dividends may be subject to the federal alternative minimum tax ("AMT") and will be taken into account in determining the portion, if any, of Social Security benefits received that must be included in gross income for federal income tax purposes. Further, interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the CIBC Municipal Fund (which indebtedness likely need not be directly traceable to the purchase or carrying of such shares) will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends to the shareholder during such shareholders taxable year. Finally, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the CIBC Municipal Fund likely will be subject to tax on dividends paid by such Fund that are derived from interest on such bonds.

    The CIBC Municipal Fund may invest in securities the interest on which is (and the dividends paid by the Fund derived from such interest are) subject to federal income tax, but such taxable securities will not exceed 20% of the value of the CIBC Municipal Fund's total assets. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends of the CIBC Municipal Fund declared during that year. These percentages may differ from the actual percentages for any particular day.

    Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

    Tax-exempt interest on specified private activity bonds issued after August 7, 1986, is treated as a tax preference item for purposes of the AMT. Thus, corporate and individual shareholders of the CIBC Municipal Fund may incur an AMT liability as a result of receiving exempt-interest dividends from the Fund to the extent such dividends are attributable to interest from such private activity bonds. In addition, because all exempt-interest dividends are included in a corporate shareholder's adjusted current earnings (which is used in computing a separate preference item for corporations), corporate shareholders may incur an AMT liability as a result of receiving exempt-interest dividends from the CIBC Municipal Fund.

    Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by the shareholders on December 31 of the preceding year.

    A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as a Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of a Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

    If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

    Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by a Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

    The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.

    The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the SAI. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

A Statement of Additional Information
(SAI) dated September 13, 2002, includes additional information about the Funds and its investments and is incorporated by reference into this Prospectus.
Additional information about each Fund's investments is available in the
Company's annual and semi-annual reports to shareholders. In the Company's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. You may obtain the SAI and the Annual and Semi-Annual Reports and other material incorporated by reference without charge by calling the Funds at 1-800-221-3079. To request other information, please call your financial
intermediary or the Fund.
                                         CIBC WORLD MARKETS PRIMARY RESERVE FUND
                                      CIBC WORLD MARKETS GOVERNMENT RESERVE FUND
                                       CIBC WORLD MARKETS MUNICIPAL RESERVE FUND

=================================================
                                                                PROSPECTUS
CIBC World Markets Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund
U.S. Government Fund                                         September 23, 2002
Municipal Money Market Fund


======================================================

A current SAI has been filed with the
Securities and Exchange Commission. You
may visit the EDGAR database on the
Securities and Exchange Commission's
Internet website (www.sec.gov) to view
the SAI, material incorporated by
reference and other information. Copies
of the information may be obtained,
after paying a duplication fee, by
sending an electronic request to
publicinfo@sec.gov. These materials can
also be reviewed and copied at the
Commission's Public Reference Room in
Washington D.C. Information on the
operation of the Public Reference Room
may be obtained by calling the
Commission at 1-202-942-8090. In
addition, copies of these materials may
be obtained, upon payment of a
duplicating fee, by writing the Public
Reference Section of the Commission,
Washington, D.C. 20549-6009.

Investment Company Act No. 811-4179


    Reich & Tang Distributors, Inc.
              600 Fifth Avenue
            New York, NY 10020
              (212) 830-5220

CIBC_CORT9/02P

CIBC World Markets Corp. Shares
                                        600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5280


================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION


                               September 23, 2002

              Relating to the Prospectus for the CIBC World Markets
Primary Reserve Fund Shares, CIBC World Markets Government Reserve Fund
          Shares, and CIBC World Markets Municipal Reserve Fund Shares
                   of Cortland Trust, Inc. - Cortland General
   Money Market Fund, U.S. Government Fund, and Municipal Money Market Fund,
                     respectively, dated September 23, 2002

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated September 23, 2002 for the Shares listed above, which may be obtained by writing to CIBC World Markets Corp. [insert address] or by calling toll free at [ ].



                                Table of Contents

----------------------------------------------------------------------------------------------------------------------------------
General Information About the Company..................   2    Share Purchases and Redemptions..................................15
Investment Programs and Restrictions...................   2         Purchases and Redemptions ..................................15
     Investment Programs...............................   2         Net Asset Value Determination...............................15
     When-Issued Securities............................   5    Dividends and Tax Matters........................................16
     Stand-by Commitments..............................   5         Dividends...................................................16
     Municipal Participations..........................   6         Tax Matters.................................................17
     Investment Restrictions...........................   6         Qualification as a Regulated Investment Company.............17
     Directors and Officers............................   7         Excise Tax on Regulated Investment Companies................19
     Compensation Table................................   8         Fund Distributions..........................................19
Investment Manager.....................................   9         Sale or Redemption of Shares................................20
Expenses...............................................  11         Foreign Shareholders........................................20
Distributor and Plans of Distribution..................  12         Effect of Future Legislation and Local Tax
     Custodian.........................................  14             Considerations..........................................21
     Transfer Agent....................................  14    Yield Information............................................... 21
     Sub-Accounting....................................  14    Portfolio Transactions...........................................21
     Principal Holders of Securities...................  14    The Company and Its Shares.......................................22
     Reports...........................................  15    Investment Ratings...............................................24
     Financial Statements..............................  15
----------------------------------------------------------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY


Cortland Trust, Inc. (the "Company") is a money market mutual fund, formerly known as "Cortland Trust." The Company is a no-load, open-end diversified investment company. The Company offers three investment portfolios: the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund (collectively, the "Portfolios"). This SAI describes the CIBC World Markets Corp. Shares, each of which relates to one of the Portfolios - the CIBC World Markets Primary Reserve Fund Shares (the "Primary Reserve Fund") is a class of Cortland General Money Market Fund; the CIBC World Markets Government Reserve Fund Shares (the "Government Fund") is a class of the U.S. Government Fund; and the CIBC World Markets Municipal Reserve Fund (the "Municipal Fund") is a class of the Municipal Money Market Fund. In this SAI, each of the Primary Reserve, Government and Municipal Funds is referred to as a "Fund" and, collectively, as the "Funds." The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. The Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989.


INVESTMENT PROGRAMS AND RESTRICTIONS

Investment Programs

Information concerning the fundamental investment objectives of the Company and each Fund is set forth in the Prospectus. The principal features of the investment programs and the primary risks associated with those investment programs of the Company and the Funds are discussed in the Prospectus under the caption "Investment Objectives, Principal Investment Strategies and Related Risks".


The following is a more detailed description of the portfolio instruments eligible for purchase by the Funds, which augments the summary of the Funds' investment programs that appears in the Prospectus, under the aforementioned captions. Each Fund seeks to achieve its objectives by investing in portfolios of short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang Asset Management, LLC, each Fund's investment manager, (the "Manager") under the supervision of the Board of Directors of the Company (the "Board").


Subsequent to its purchase by a Fund, a particular issue of Money Market Obligations or Municipal Securities, as defined in the Prospectus, may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Funds. Neither event requires the elimination of such an obligation from a Fund's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations or Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations and Municipal Securities in accordance with the investment policies contained herein.


The Municipal Fund may, from time to time, on a temporary or defensive basis, invest in U.S. Government Obligations, Money Market Obligations and repurchase agreements. The Municipal Fund may invest in these temporary investments, for example, due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such temporary investments will be taxable as ordinary income, the Municipal Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of investment companies whose dividends are tax-exempt. (See "Investment Programs and Restrictions - Investment Restrictions" for limitations on the Municipal Fund's investment in repurchase agreements and shares of other investment companies.) It is a fundamental policy of the Municipal Fund that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. However, there is no limitation on the percentage of such income that may constitute an item of tax preference and that may therefore give use to an alternative minimum tax ("AMT") liability for individual shareholders. The Municipal Fund may hold cash reserves pending the investment of such reserves in Municipal Securities or short-term tax-exempt securities.


The investment objectives and policies of the Funds are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the affected Funds. (See "The Company and its Shares".) There can be no assurance that the Funds' objectives will be achieved.


The following is a more detailed description of the portfolio instruments eligible for purchase by the Company's three Funds that augments the summary of each Fund's investment program that appears in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks". Each Fund seeks to achieve its objective by investing in a portfolio of money market instruments.

The Government Fund limits investments to U.S. Government Obligations consisting of marketable securities and instruments issued or guaranteed by the U.S. Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the U.S. Government, and others are not.


The Primary Reserve Fund's portfolio may include, in addition to direct U.S. Government Obligations, the following investments:


Agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.


Bank Instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Primary Reserve Fund limits investments to bank instruments described in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

Corporate Commercial Instruments, consisting of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Primary Reserve Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Primary Reserve Fund may purchase loan participations, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Company's credit standards. The Primary Reserve Fund generally purchases loan participation certificates maturing in seven days or less.

The Municipal Fund endeavors to achieve its objective by investing in the Municipal Securities, which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities, provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. (See "Dividends and Tax Matters - Tax Matters" herein).


The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments that usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Municipal Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such securities in the Municipal Fund's portfolio will vary from time to time.

For the purpose of diversification, the identification of the issuer of Municipal Securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other agency. Certain Municipal Securities may be secured by the guarantee or irrevocable letter of credit of a major banking institution. In such case, the Municipal Fund reserves the right to invest up to 10% of its total assets in Municipal Securities guaranteed or secured by the credit of a single bank. Furthermore, if the primary issuer of a Municipal Security or some other non-governmental user that guarantees the payment of interest on and principal of a Municipal Security possesses credit characteristics that qualify an issue of Municipal Securities for a high quality rating from a major rating service (or a determination of high quality by the Manager and the Board) without reference to the guarantee or letter of credit of a banking institution, the banking institution will not be deemed to be an issuer for the purpose of applying the foregoing 10% limitation.


From time to time, various proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Securities have been introduced before Congress. Similar proposals may be introduced in the future, and, if enacted, the availability of Municipal Securities for investment by the Municipal Fund could be adversely affected. In such event, the Board would reevaluate the investment objective and policies and submit possible changes in the structure of the Municipal Fund for the consideration of shareholders.

Each Fund may enter into the following arrangements:

1) Repurchase Agreements under which the purchaser (for example, a Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% its net assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Funds will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Funds may enter into repurchase agreements with other institutions that the Board believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the Investment Company Act of 1940, as amended (the "1940 Act").


2) Reverse Repurchase Agreements involving the sale of money market instruments held by a Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. A Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of a Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets having a dollar value equal to the repurchase price. A Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.


3) Delayed Delivery Agreements involving commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. To assure that a Fund will be as fully invested as possible in instruments meeting that Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, that Fund will set aside in a segregated account liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Funds.

When-Issued Securities

Many new issues of Money Market Obligations and Municipal Securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Obligations and Municipal Securities with the intention of actually acquiring such securities, but such Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of such Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If one of the Funds purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of such Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for such Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

Stand-by Commitments

The Municipal Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Municipal Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Fund's option, at a specified price. The Municipal Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes, and the acquisition or exercisability of a Stand-by Commitment will not affect the valuation of its underlying portfolio securities, which will continue to be valued in accordance with the method described under "Share Purchases and Redemptions - Net Asset Value Determination." The weighted average maturity of the Municipal Fund's portfolio will not be affected by the acquisition of a Stand-by Commitment.


The Stand-by Commitments acquired by the Municipal Fund will generally have the following features: (1) they will be in writing and will be physically held by the Municipal Fund's custodian; (2) they may be exercised by the Municipal Fund at any time prior to the underlying security's maturity; (3) they will be entered into only with dealers, banks and broker-dealers who in the Manager's opinion present a minimal risk of default; (4) the Municipal Fund's right to exercise them will be unconditional and unqualified; (5) although the Stand-by Commitments will not be transferable, Municipal Securities purchased subject to such commitments could be sold to a third party at any time, even though the commitment was outstanding; and (6) their exercise price will be (i) the Municipal Fund's acquisition cost of the Municipal Securities that are subject to the commitment (excluding any accrued interest that the Municipal Fund paid on their acquisition), less any amortized market premium or plus amortized market or original issue discount during the period the securities were owned by the Municipal Fund, plus (ii) all interest accrued on the securities since the last interest payment date. Since the Municipal Fund values its portfolio securities on the amortized cost basis, the amount payable under a Stand-by Commitment will be substantially the same as the value of the underlying security.

The Company expects that Stand-by Commitments generally will be available without the payment of any direct or indirect compensation. However, if necessary and advisable, the Municipal Fund will pay for Stand-by Commitments, either separately in cash or by paying higher prices for portfolio securities that are acquired subject to the commitments. As a matter of policy, the total amount "paid" in either manner for outstanding Stand-by Commitments held by the Municipal Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any Stand-by Commitment is acquired. The Municipal Fund expects to refrain from exercising Stand-by Commitments to avoid imposing a loss on a dealer and jeopardizing the Company's business relationship with that dealer, except when necessary to provide liquidity. The Municipal Fund will not acquire a Stand-by Commitment unless immediately after the acquisition, with respect to 75% of the total amortized cost value of its assets, not more than 5% of such Fund's total amortized cost value of its assets will be invested in Stand-by Commitments with the same institution.


The acquisition of a Stand-by Commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities that, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by Commitments acquired by the Municipal Fund would be valued at zero in determining net asset value. Where the Municipal Fund paid any consideration directly or indirectly for a Stand-by Commitment, its cost would be reflected as unrealized depreciation for the period during which the Stand-by Commitment was held by the Fund.


Municipal Participations


The Municipal Fund may invest in participation agreements with respect to Municipal Securities under which the Municipal Fund acquires an undivided interest in the Municipal Security and pays a bank that sells the participation a servicing fee. The participation agreement will have a variable rate of interest and may be terminated by the Municipal Fund on seven days' notice, in which event the Fund receives from the issuer of the participation the par value of the participation plus accrued interest as of the date of termination. Before entering into purchases of participations the Company will obtain an opinion of counsel (generally, counsel to the issuer of the participation) or a letter ruling from the Internal Revenue Service (the "IRS") to the effect that interest earned with respect to municipal participations qualifies as exempt-interest income under the Internal Revenue Code of 1986, as amended (the "Code"). The Company has been advised that it is the present policy of the IRS not to issue private letter rulings relating to municipal participations. In the absence of an opinion of counsel or a letter ruling from the IRS, the Municipal Fund will refrain from investing in participation agreements.


Investment Restrictions

In addition to each Fund's investment objective, the following investment restrictions have been adopted by the Funds as fundamental policies, which means they can be changed only by a majority shareholder vote. A "majority vote of shareholders" means the affirmative vote of the holders of the lesser of (1) more then 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Therefore, none of the Funds will:

1) purchase any Money Market Obligation or Municipal Security, if, as a result of such purchase, more than 5% of a Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets; except that the Municipal Money Market Fund may invest up to 10% of its assets in securities of other investment companies (which also charge investment advisory fees) and then only for temporary purposes in investment companies whose dividends are tax-exempt, provided that the Municipal Money Market Fund will not invest more than 5% of its assets in securities of any one investment company nor purchase more than 3% of the outstanding voting stock of any investment company;

3) invest more than 10% of the value of a Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)   invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Funds' investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of any Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Funds' shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Funds and their shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Cortland General Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Directors and Officers

The Board, which is responsible for the overall management and supervision of the Company, has employed the Manager to serve as investment manager of the Funds. The Manager provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and directors of the Fund, may be partners or officers of CDC IXIS Asset Management North America L.P., the managing member of the Manager, or its affiliates. Due to the services performed by the Manager, the Company currently has no employees and its officers are not required to devote their full-time to the affairs of the Funds.

The Board has an Audit Committee that meets annually to review the Company's financial statements with the independent accountants and to report on its findings to the Board. The members of the Committee are Albert R. Dowden, William Lerner and James L. Schultz. The Committee met twice during the fiscal year ended March 31, 2002.

The Board also has a Nominating Committee comprised of Albert R. Dowden, William Lerner and James L. Schultz whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act , of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2002. This Committee currently does not consider nominees recommended by shareholders.

The Directors and executive officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each Director and officer is 600 Fifth Avenue, New York, New York 10020.

Disinterested Directors (Directors who are not "interested persons" of the Company):

Albert R. Dowden, 60 - Chairman, Director and Member of the Audit and Nominating Committees of the Company since 1984. Mr. Dowden is a corporate director/trustee for Magellan Insurance Company, DHJ Media, Inc., Rotary Power International and AIM Funds. Mr. Dowden was formerly President and CEO of Volvo North America Corporation from 1974 to 1998.


William Lerner, 65 - Director and Member of the Audit and Nominating Committees of the Company since 2000. Mr. Lerner has been a self-employed attorney for the five-year period ended December 31, 2001 and is a director of Seitel, Inc., Rent-Way, Inc., and Micros-to-Mainframes, Inc.


James L. Schultz, 65 - Director and Member of the Audit and Nominating Committees of the Company since 1984. Mr. Schultz is currently self-employed as a consultant and was President, Treasurer and Director of Computer Research, Inc. from 1975 to 2001.


Interested Directors/Officers:

Carl Frischling, 65 - Director of the Company since 1998. Partner, Kramer Levin Naftalis & Frankel LLP (a law firm), with which he has been associated with since 1994. Mr. Frischling is a Director of the AIM Funds. Mr. Frischling is deemed an interested person of the Company due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the Disinterested Directors.

Steven W. Duff, 48 - President and Director of the Company since 1996, has been President of the Mutual Funds Division of the Manager since September 1994. Mr. Duff is President and a Director/Trustee of 13 other funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. and Executive Vice President of Delafield Fund, Inc. Mr. Duff is deemed an interested person of the Company due to his affiliation with the Manager.


Richard DeSanctis, 45 - Vice President, Treasurer and Assistant Secretary of the Company, has been an officer since 1989 and has been Vice President and Treasurer of the Manager since September 1993.

Molly Flewharty, 51 - Vice President of the Company, has been an officer since 1991 and has been Vice President of the Mutual Funds Division of the Manager since September 1993.

Dana E. Messina, 45 - Vice President of the Company, has been an officer since 1991 and has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995.

Ruben Torres, 52 - Vice President of the Company, has been an officer since 1986 and has been Vice President of Operations of Reich & Tang Services, Inc. since January 1991. Mr. Torres was formerly Vice President and Assistant Treasurer of Cortland Financial Group, Inc.

Rosanne Holtzer, 37 - Secretary and Assistant Treasurer of the Company, has been an officer since 1998 and has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated from June 1986.

The following table shows the dollar range of Fund shares beneficially owned by each Director as of December 31, 2001:


Name of Director       Dollar Range of Equity Securities     Aggregate Dollar Range of Equity Securities
                                 in the Fund                     in All Funds Overseen or to be Overseen by
                                                             Director or Nominee in Family of Investment
                                                                           Companies
Disinterested Directors:
------------------------

Albert R. Dowden                   [     ]                            [       ]
William Lerner                     [     ]                            [       ]
James L. Schultz                   [     ]                            [       ]


Interested Directors:
---------------------

Steven W. Duff                    [     ]                            [       ]
Carl Frischling                   [     ]                            [       ]



[To the best knowledge of the Company, as of August 30, 2002, the Company's Directors and officers as a group, owned less than 1% of any Fund's outstanding shares.]


Effective January 1, 2002 each Disinterested Director who is not an "interested person" receives an annual fee from the Company of $15,000 for his services as a director and a fee of $2,000 for each Board meeting attended, and all Directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board.

                               Compensation Table

           (1)                        (2)                        (3)                      (4)                        (5)
Name of Person, Position     Aggregate Compensation     Pension or Retirement       Estimated Annual       Total Compensation from
                              from Registrant for        Benefits Accrued as    Benefits upon Retirement    Fund and Fund Complex
                                  Fiscal Year           Part of Fund Expenses                                Paid to Directors*

Albert R. Dowden,                   $20,750                       0                        0                  $20,750 (1 Fund)
Director
William Lerner                      $20,750                       0                        0                  $20,750 (1 Fund)
Director
James L. Schultz                    $20,750                       0                        0                  $20,750 (1 Fund)
Director

* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 2002 and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ended March 31, 2002. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.

INVESTMENT MANAGER


Reich & Tang Asset Management, LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the investment manager of the Company and its three Portfolios pursuant to agreements with the Portfolios dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, the Manager provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of Disinterested Directors and the travel and related expenses of all Directors incident to their attending shareholders', Directors' and Committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Manager was, as of June 30, 2002, investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $13.8 billion. In addition to the Funds, the Manager acts as investment manager or sub-adviser of seventeen other investment companies, of which it acts as administrator for thirteen. The Manager also advises pension trusts, profit-sharing trusts and endowments.


The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in the Manager, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and EULIA, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.


The fifteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $134 billion in assets under management or administration as of March 31, 2002.

On July 25, 2000, the Board, including a majority of the Disinterested Directors, approved the current Management/Investment Advisory Agreements for an initial two-year period. By their terms, the Management/Investment Advisory Agreements may be continued from year to year thereafter. The Management/Investment Advisory Agreements will remain in effect from year to year as long as continuation is approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities of the Fund, and
(ii) a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval.


On June 13, 2002 in approving the most recent annual continuation of the Company's Management/Investment Advisory Agreements, the Board, including the Disinterested Directors, carefully considered (1) the nature and quality of services to be provided to the Funds; (2) the Manager's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Funds through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. The Board also considered the business reputation of the Manager and its financial resources. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Management/Investment Advisory Agreements was in the best interests of each Portfolio and its shareholders.

The Management/Investment Advisory Agreements were approved by shareholders of each Portfolio on October 10, 2000 and each Agreement contains the same terms and conditions governing the Manager's investment management responsibilities as the Company's previous management/investment advisory agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/Investment Advisory Agreements, the Manager manages the investments of each of the Portfolios, subject at all times to the policies and control of the Board. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolios. The Manager shall not be liable to the Portfolios or to their shareholders except in the case of its willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Under the Management/Investment Advisory Agreements, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of each Portfolio; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Portfolios and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of each Portfolio and the shareholders thereof and periodically reports on such performance to the Board; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Portfolios and their shareholders; (e) furnishes the Portfolios with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings; (g) provides the Company with certain executive, administrative and clerical services as are deemed advisable by the Board; (h) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Portfolios' shareholders and reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities; (i) provides the Board on a regular basis with financial reports and analyses of the Portfolios' operations and the operation of comparable investment companies; (j) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Portfolios and whether concerning the individual issuers whose securities are included in the portfolios of the Portfolios; (k) determines which issuers and securities shall be represented in the Portfolios' portfolios and regularly reports thereon to the Board; (l) formulates and implements continuing programs for the purchases and sales of securities for the Portfolios; and (m) takes, on behalf of the Portfolios, all actions that appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.

In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreements, the Manager receives annual fees from each of the Portfolios, calculated daily and paid monthly, of 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000 the Company paid to the Manager the management fees set forth in the table below:


     Fiscal Year                                                   Management Fees
         2002                             Payable                        Waived            Paid
     -----------                          -------                        ------            ----

Cortland General Money Market Fund         $16,909,137                       $0           $16,909,137
U.S. Government Fund                        1,540,447                         0            1,540,447
Municipal Money Market Fund                 1,081,480                         0            1,081,480


         2001
Cortland General Money Market Fund         $14,300,932                       $0           $14,300,932
U.S. Government Fund                        1,141,173                         0            1,141,173
Municipal Money Market Fund                 1,526,243                         0            1,526,243


          2000
Cortland General Money Market Fund         $12,573,363                    $550,000        $12,023,363
U.S. Government Fund                        1,465,992                      250,000         1,215,992
Municipal Money Market Fund                 2,196,430                         0            2,196,430

------------------------------------------------------------------ --------------------------------------------


The Management/Investment Advisory Agreements may be terminated on 60 days' written notice without penalty. Each Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Company's (Portfolios') right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as the Company's (Portfolios') investment manager.


EXPENSES


Pursuant to the Management/Investment Advisory Agreements, the Manager (1) furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Portfolios' affairs and to carry out their obligations under the Agreements; and (2) maintains, at its expense and without cost to the Portfolios, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Portfolios. The Manager, on behalf of its affiliate, Reich & Tang Distributors, Inc. (the "Distributor"), pays out of the management fees from each of the Portfolios and payments under Plans of Distribution (see "Distributor and Plans of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Portfolios' shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Portfolios, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; all fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Company (the Company does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Portfolios and their shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders and to potential shareholders of the Portfolios; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Portfolios' shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Company; postage; insurance premiums on property or personnel (including officers and directors) of the Company that inure to its benefit; and all other charges and costs of the Portfolios' operations unless otherwise explicitly assumed by the Company. The Company is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the Disinterested Directors, and travel and related expenses of the Directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Company under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses that are attributable to a Portfolio are charged against the income of that Portfolio in determining net income for dividend purposes. Expenses of the Company that are not directly attributable to the operations of any single Portfolio are allocated among the Portfolios based upon the relative net assets of each Portfolio.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse each Portfolio, to the extent required so that the amount of the ordinary expenses of each Portfolio (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Portfolios do not exceed the expense limitations applicable to the Portfolio imposed by the securities laws or regulations of those states or jurisdictions in which the Portfolios' shares are registered or qualified for sale.


DISTRIBUTOR AND PLANS OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Company's shares pursuant to Distribution Agreements dated October 30, 2000. The Distributor is located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreements, the Distributor: (a) solicits and receives orders for the purchase of shares of the Portfolios, accepts or rejects such orders on behalf of the Company in accordance with the Company's currently effective Prospectuses and transmits such orders as are accepted to the Company as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Company as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Company; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Company or to its shareholders for any act or omission or any loss sustained by the Company or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.

On [ 2002], the Distributor entered into a Private Class Sub-Distribution and Service Agreement with [CIBC World Markets Corp.] in order to provide for the offer and sale of the Funds.

The Company has adopted plans of distribution under Rule 12b-1 under the 1940 Act (the "Plans") with respect to the Funds. Pursuant to the Funds' Plans, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including [CIBC World Markets Corp.]) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Funds and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from the Funds, out of past profits or from any other source available to the Distributor. [CIBC World Markets Corp.] may enter into shareholder processing and service agreements (the "Shareholder Service Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions that may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Funds and communicating with [CIBC World Markets Corp.] and the Distributor, the Funds may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Fund) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Funds during the term of any Shareholder Service Agreement. The Company also offers other classes of shares of the Funds with different distribution arrangements designed for institutional and other categories of investors.

The Distributor, under the Plans, may also make payments to [CIBC World Markets Corp.] and/or Shareholder Service Agents out of the investment management fees received by the Manager from the Funds, out of its past profits or from any other source available to the Distributor. The fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to a Fund by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent;
(3) the cost to a Fund if shareholder services were provided directly by the Fund or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund.

The Distribution Agreements for each of the Funds were approved by the Board on September 12, 2002, to provide for the distribution of the Funds. The Distribution Agreements will continue in effect from year to year if specifically approved at least annually by the Board and the affirmative vote of a majority of the Directors who are not parties to the Distribution Agreements or any Shareholder Service Agreement by votes cast in person at a meeting called for such purpose. In approving the Plans, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors of the Company, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans may only be renewed if the Directors make a similar determination for each subsequent year. The Plans may not be amended to increase the maximum amount of payments by the Company or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plans must be approved by the Board and by the Directors who have no direct or indirect financial interest in the Plans, by votes cast in person at a meeting called for the purpose of such vote. Each Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Funds are not exclusive, and it is free to render similar services to others. The Plans may also be terminated by each of the Funds or by the Manager or in the event of their "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreements.

Although it is a primary objective of the Plans to reduce expenses of the Funds by fostering growth in the Funds' net assets, there can be no assurance that this objective of the Plans will be achieved; however, based on the data and information presented to the Board by the Manager and the Distributor, the Board determined that there is a reasonable likelihood that the benefits of growth in the size of the Funds can be accomplished under the Plans.

When the Board approved the Distribution Agreements, Private Class Sub-Distribution and Service Plan, the forms of Shareholder Service Agreement and the Plans, the Board requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the Distribution Agreements, Plans and related agreements should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreements, Plans and related agreements would benefit the Funds and their respective shareholders.

The Board reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor, [CIBC World Markets Corp.] and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Company's shareholders, and (4) expenses of the Company being assumed by the Manager.

In connection with the approval of the Plans, the Board also determined that the Funds would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his or her Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Company's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of each of the Funds' fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Company.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Company's goal of maintaining the constant net asset value of each Fund's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objective of a Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Fund to stabilize its net asset values per share.

6) The Company expects to share in the benefits of growth in the Funds' net assets by achieving certain economies of scale based on a reduction in the management fees, although the Manager will receive greater total revenue if net assets grow.

The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Prior to entering into shareholder servicing agreements with banks in Texas, the Distributor will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.

Custodian

The Bank of New York ("BNY") acts as custodian for the Company's portfolio securities and cash. BNY is compensated for its services by the Manager (not the Company or its Portfolios) in such amounts as may be agreed upon by BNY and the Manager. The address of BNY is 100 Church Street, New York, New York 10286.

Transfer Agent

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as transfer agent to the Portfolios. All costs associated with performing such services are borne by the Manager.

Sub-Accounting

The Manager, at its expense, will provide sub-accounting services to all shareholders, and maintain information with respect to underlying owners. Investors, such as bank trust departments, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Manager for these sub-accounting services.

The Company anticipates that the Manager will be the sole shareholder of each Fund as of the date of this SAI.

Reports

The Company furnishes shareholders with annual and semi-annual reports containing information about the Funds and their operations, including a schedule of investments held in the Funds' portfolios and the financial statements for each Fund. The annual financial statements are audited by the Company's independent auditors.

SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions

A complete description of the manner in which the Funds may be purchased, redeemed or exchanged appears in the Prospectus under the caption "Shareholder Information".

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

Net Asset Value Determination

The net asset values of the Funds are determined daily as of 12 noon Eastern time on each day the NYSE and the Company's custodian are open for business.

For the purpose of determining the price at which shares of the Funds are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of a Fund as set forth below; (b) deducting such Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of such Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Company to maintain a net asset value per share of $1.00 for each of the Funds.

The debt instruments held in each Fund's portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for a Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund results in a lower aggregate portfolio value for such Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Fund would receive less investment income. The converse would apply in a period of rising interest rates.

As it is difficult to evaluate the likelihood of exercise or potential benefit of a Stand-by Commitment, described under the caption "Investment Programs and Restrictions - Stand-by Commitments," such commitments will be considered to have no value, regardless of whether any direct or indirect consideration is paid for such commitments. Where the Municipal Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.


The valuation of portfolio instruments based upon their amortized cost, the calculation of each Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each of the Funds is permitted in accordance with applicable rules and regulations of the SEC, which require the Funds to adhere to certain conditions. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of a Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for a Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board determines that such a deviation exists for a Fund, it will take such corrective action as it deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

Dividends

All of the net income earned by each Fund is declared daily as dividends to the respective holders of record of each Fund. Net income for each of the Funds for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of each Fund and any general income of the Company prorated to such Fund based on the relative net assets of such Fund, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Fund and general expenses of the Company prorated to such Fund based on the relative net assets of such Fund. The amount of discount or premium on instruments in each Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by each Fund will be reflected in the net asset value of such Fund. Each Fund expects to distribute any net realized short-term gains at least once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share. The Funds do not expect to realize net long-term capital gains.


Should any of the Funds incur or anticipate any unusual expense, loss or depreciation that would adversely affect the net asset value per share or net income per share of a Fund for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Fund were reduced, or was anticipated to be reduced, below $1.00, the Board may suspend further dividend payments with respect to that Fund until the net asset value per share returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price that he or she paid.


Dividends on a Fund's shares are normally payable on the date that a share purchase or exchange order is effective and not on the date that a redemption order is effective. The net income of a Fund for dividend purposes is determined as of 12:00 noon Eastern time on each "business day" of the Company, as defined in the Prospectus and immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of each Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

Tax Matters

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and, with respect to the Municipal Fund, at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.


If a Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. As of March 31, 2002, the U.S. Government and Municipal Money Market Funds have capital loss carryforwards of $19,691 and $12,676, respectively, expiring, with respect to the U.S. Government Fund, $19,691 in the year 2004; and, with respect to the Municipal Money Market Fund, $11,869 in the year 2003, and $807 in the year 2004. Under Code Section 382, if a Fund has an "ownership change," its use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the IRS) in effect for any month in the 3-calendar-month period ending with the calendar month in which the ownership change occurs (the rate for July 2002 is %). Each Fund will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control of a Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").


In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to prior inclusions of ordinary income items from the conversion transaction. Under Treasury Regulations that may be issued in the future, the recharacterized gain may also be reduced for the capital interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income would not be passed through to the Fund's shareholders.


In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that previously was recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.


If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The Municipal Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of its taxable year at least 50% of the Municipal Fund's total assets consists of tax-exempt municipal obligations. Distributions from the Municipal Fund will constitute exempt-interest dividends to the extent of such Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Municipal Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.


Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Municipal Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund to the extent that the Fund distributes exempt-interest dividends to the shareholder during such shareholders taxable year. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Municipal Fund will likely be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.


Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares

Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will be able to maintain such value. If the net asset value deviates from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to the shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends, exempt-interest dividends, and amounts retained by a Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income and capital gain dividends received in respect of, and any gains realized upon the sale of, shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at the applicable withholding rate on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation and Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

YIELD INFORMATION

The yield for each Fund can be obtained by calling your securities dealer or the Distributor at (212) 830-5280 if calling from New Jersey, Alaska or Hawaii, or by calling toll free at (800) 433-1918 if calling from elsewhere in the continental U.S. Quotations of yield on the Funds may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Company may also furnish a quotation of effective yield for each Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each Fund's portfolio and each Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Funds. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for one of the Funds with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Company, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Company are usually principal transactions, the Funds incur little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Company may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.

The Company does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Each Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on U.S. Government Obligations, Agencies, Money Market Obligations and Municipal Securities, the high rate of portfolio turnover is not expected to have a material effect on the Funds' net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Company rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Funds'. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Funds and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Funds and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Funds' purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Funds have obtained an order of exemption from the SEC that would permit the Funds to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board, including the Disinterested Directors. Additionally, such purchases and sales will be subject to the following conditions: (1) the Company will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by a Fund will be: (i) consistent with the Fund's investment policies and objective; (ii) consistent with the interests of shareholders of the Fund; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Funds and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in
Section 17(e)(2) of the 1940 Act.

The Company and Its Shares

The shares of the Company are divided into three series constituting separate portfolios of investments, with various investment objectives and policies (each such series is referred to herein as a "Portfolio" and collectively as the "Portfolios"):

      Cortland General Money Market Fund
      U.S. Government Fund
      Municipal Money Market Fund

Each Portfolio issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Portfolio will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio. Each share of a Portfolio bears equally the expenses of such Portfolio.

As used in the Prospectus, the term "majority of the outstanding shares" of the Company or of a particular Portfolio means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or such Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or such Portfolio.

Shareholders of the Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

The Board may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Each Portfolio share is entitled to participate pro rata in the dividends and distributions from that Portfolio. Additional information concerning the rights of share ownership is set forth in the Prospectus. Each Portfolio's shares are divided into two or more classes. The Portfolio shares described in this SAI are referred to as "CIBC Shares." In addition to CIBC Shares, the Portfolios offer the following share classes, which are described in separate prospectuses and statements of additional information:
The Cortland General Money Market Fund offers Cortland, MetLife and MetLife Premiere and Pilgrim shares; and each of the U.S. Government and Municipal Money Market Funds offers Cortland shares. In addition, each Portfolio had previously offered Live Oak shares all of which were liquidated as of ______, 2002.

The assets received by the Company for the issue or sale of shares of each Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Company as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of each Portfolio, certain expenses may be legally chargeable against the assets of all three Portfolios. Also, certain expenses may be allocated to a particular class of a Portfolio. See "Expenses."

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its current and former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation protects any Director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in the Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the directors have been elected by the shareholders, the Directors then in office will call a shareholders' meeting for the election of Directors.

Except as otherwise disclosed in the Prospectus and in this SAI, the Directors shall continue to hold office and may appoint their successors.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's") and Fitch, Inc. ("Fitch").

Commercial Paper and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F1 (highest credit quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (good credit quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond and Long-Term Ratings

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.


Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are general referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.


Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

                                     PART C

                                OTHER INFORMATION

Item 23  Exhibits:

(a) Articles of Incorporation of Registrant filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(a.1) Form of Articles Supplementary (Live Oak Shares) filed as an Exhibit to Post-Effective Amendment No. 27 on July 23, 1997 and is hereby incorporated by reference.


(a.2)  Form of Articles Supplementary to be filed by amendment.


(b) By Laws of Registrant filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.


(c) In response to this item, Registrant incorporates by reference the following provisions of its Articles of Incorporation and By-Laws, filed herewith as Exhibits (a) and (b), respectively, defining the rights of Registrant's stockholders: Articles Sixth and Eighth of the Articles of Incorporation and Articles I of the By-Laws.


(d) Management/Investment Advisory Agreements between the Registrant and Reich & Tang Asset Management L.P. filed as an Exhibit to Form N-SAR on May 30, 2001 (Accession No. 759699-01-500066) and is hereby incorporated by reference.

(e) Distribution Agreements between the Registrant and Reich & Tang Distributors, Inc. filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference. (f) None.

(g) Custodian Agreement between Registrant and The Bank of New York filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference.

(h) Transfer Agency Agreement between Registrant and Reich & Tang Services L.P. filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference.

(i) Opinion and Consent of Spengler Carlson Gubar Brodsky & Frischling filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(i.1) Opinion of Counsel to the effect that shares of the U.S. Government Fund are permissible investments for federal credit unions filed as an Exhibit to Post-Effective Amendment No. 6 on July 29, 1988 and is hereby incorporated by reference.

(i.2) Opinion of Counsel to the effect that the Tax-Free Money Market Fund will be considered the owner of Municipal Securities subject to Stand-by Commitments for federal income tax purposes filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(i.3)  Consent of counsel filed herewith.


(j)    Not applicable.


(k)    Not applicable.

(l) Letter agreement concerning initial subscription of $100,000 of shares filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(m) Form of Amended Plans of Distribution and Forms of Related Service Agreements [filed as Exhibits to Registrant's Registration Statement on Form N-14 (File No. 33-314322) on June 21, 1991 and is hereby incorporated by reference].

(m.1) Form of Plan of Distribution (Live Oak Shares) [filed as an Exhibit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].


(m.2) Form of Plan of Distribution (MetLife Money Market Fund Shares (the "MetLife Shares")) filed as an Exhibit to Post-Effective Amendment No. 34 on June 28, 2002 and is hereby incorporated by reference.

(m.3) Form of Plan of Distribution (MetLife Premiere Money Market Fund Shares (the "MetLife Premiere Shares")) filed as an Exhibit to Post-Effective Amendment No. 34 on June 28, 2002 and is hereby incorporated by reference.

(m.4) Form of Plan of Distribution (CIBC World Markets Primary Reserve Fund (the "CIBC Primary Fund Shares")) to be filed by amendment.

(m.5) Form of Plan of Distribution (CIBC World Markets Government Reserve Fund (the "CIBC Government Fund Shares")) to be filed by amendment.

(m.6) Form of Plan of Distribution (CIBC World Markets Municipal Reserve Fund (the "CIBC Municipal Fund Shares")) to be filed by amendment.

(m.7) Form of Primary Dealer Agreement (Live Oak Shares) filed as an Exhibit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference.

(m.8) Form of Private Class Sub-Distribution and Service Agreement (MetLife Shares and MetLife Premiere Shares) filed as an Exhibit to Post-Effective Amendment No. 34 on June 28, 2002 and is hereby incorporated by reference.

(m.9) Form of Private Class Sub-Distribution and Service Agreement (CIBC Primary Fund Shares, CIBC Government Fund Shares and CIBC Municipal Fund Shares) to be filed by amendment.

(n)    Form of Rule 18f-3 Multi-Class Plan to be filed by amendment.

(o)    Not applicable.


Item 24. Persons Controlled by or under Common Control with Registrant

       No such persons.

Item 25. Indemnification

       Registrant incorporates herein by reference the response to Item 25 in Post Effective Amendment No. 32 to the Registration Statement filed with the Commission on July 28, 2000.

Item 26. Business and Other Connections of Investment Advisor

       The description of Reich & Tang Asset Management, LLC ("RTAMLLC") under the caption "Management, Organization and Capital Structure" in the Prospectus, and "Manager and Investment Advisor" in the Statement of Additional Information of the Registration Statement is incorporated herewith by reference.


       RTAMLLC is a limited liability company that is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCIAMNA"). CDCIAMNA is the managing member of and owner of a 99.5% membership interest in RTAMLLC. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% interest in RTAMLLC.

       Peter S. Voss is a Manager of RTAMLLC. Mr. Voss was a Director of Reich & Tang Asset Management, Inc. from July 1994 and President from August 1994 to March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of RTAMLLC). He also is President and Chief Executive Officer of CDCIAMNA; a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US, LLC ("CDCIAMUS"), the general partner of CDCIAMNA; and a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"), the majority interest holder in CDCIAMNA and the sole interest holder in CDCIAMUS. Mr. Voss was President and Chief Executive Officer of Nvest Corporation and its general partner, Nvest, L.P., and Nvest, L.P.'s predecessor from October 1992 to October 2000. He is also Chairman of the Board of Directors of CDCIAMNA's subsidiaries other than Loomis, Sayles & Company, L.P. where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. CDCIAMNA, CDCIAMUS, and CDCIAMUSC are located at 399 Boylston Street, Boston, MA 02116.

       G. Neal Ryland is a Manager of RTAMLLC. Mr. Ryland was a Director of Reich & Tang Asset Management, Inc. from July 1994 until March 2001. He is also Executive Vice President and Chief Financial Officer of CDCIAMNA and CDCIAMUSC. Mr. Ryland was Executive Vice President, Treasurer and Chief Financial Officer of Nvest Corporation and Nvest, L.P. from July 1993 to December 1996, and Executive Vice President and Chief Financial Officer of those two companies from December 1996 to October 2000.

       Beverly M. Beardon is a Manager of RTAMLLC. She is also Senior Vice President, Human Resources, of CDCIAMNA since 1993. Ms. Beardon was Second Vice President of the New England (NE Mutual Insurance Company) from March 1983 to September 1993.

       Steven W. Duff is a Manager and President of RTAMLLC and is President and Chief Executive Officer of the Mutual Funds division. Mr. Duff has been associated with RTAMLLC and its predecessors since August 1994. Mr. Duff is President and a Director/Trustee of 11 funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., Executive Vice President of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

       Richard E. Smith, III is a Manager of RTAMLLC and is President and Chief Operating Officer of the Capital Management division. Mr. Smith has been associated with RTAMLLC and its predecessors since July 1994.

       Richard DeSanctis is Executive Vice President, Chief Financial Officer and Treasurer of RTAMLLC. Mr. DeSanctis has been associated with RTAMLLC and its predecessors since December 1990. Mr. DeSanctis is also Treasurer and Assistant Secretary of 13 funds in the Reich & Tang Fund Complex and Vice President and Treasurer of Cortland Trust, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

       Rosanne Holtzer is Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Holtzer has been associated with RTAMLLC and its predecessors since June 1986 and is also Secretary and Assistant Treasurer of 14 funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.


Item 27. Principal Underwriters

       (a) Reich & Tang Distributors, Inc., the Registrant's Distributor, is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Fund, Inc., Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc.

       (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal business address is 600 Fifth Avenue, New York, New York 10020.



                         Positions and Office               Positions and Offices
Name                     With the Distributor               With Registrant

Peter S. Voss            Director                           None
G. Neal Ryland           Director                           None
Richard E. Smith III     President, Director
                          And Chief Compliance Officer      None

Steven W. Duff           Director                           President and Director
Richard DeSanctis        Executive Vice President, Chief    Vice President, Treasurer
                         Financial Officer and Treasurer    and Assistant Secretary

Robert Cappolla          Executive Vice President           None
Rosanne Holtzer          Vice President                     Secretary and Assistant Treasurer
Richard I. Weiner        Vice President                     None


       (c) Not applicable.

Item 28. Location of Accounts and Records

       Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management LLC, 600 Fifth Avenue, New York, New York 10020, the Registrant's manager, at The Bank of New York, 100 Church Street, New York, New York 10286, the Registrant's custodian, and at Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend disbursing agent.

Item 29. Management Services

       None.

Item 30. Undertakings

       Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of July, 2002.


                                CORTLAND TRUST, INC.



                                By:  /s/ Steven W. Duff
                                         -----------------------------------
                                         Steven W. Duff
                                         President


       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on July 26, 2002.


         SIGNATURE                          TITLE
         ---------                          -----


(1)  Principal Executive Officer
     and Director

     /s/ Steven W. Duff
     ------------------
     Steven W. Duff                    President & Director


(2)  Principal Financial and
     Accounting Officer:

   /s/ Richard De Sanctis
   ----------------------
     Richard De Sanctis                Treasurer

(3)  Other Directors:

*    Albert R. Dowden  (Director)

     /s/ Carl Frischling
      -------------------
     Carl Frischling            (Director)
*    James L. Schultz           (Director)
**   William Lerner             (Director)


     By:  /s/ Jules Buchwald
              --------------------------------------------
              Jules Buchwald
              Attorney-in-fact (*) (**)

* An executed copy of the power of attorney was filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

** An executed copy of the power of attorney filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.